Trade and other receivables (Tables)	12 Months Ended
Aug. 31, 2025
Trade and other receivables
Schedule of trade and other receivables

	2025	2024
	$	$
Trade receivables	424,686	19,437
Sales taxes receivable	52,518	77,289
Other receivables	5,980	6,050
	483,184	102,776

Schedule of aging analysis of receivables

	2025	2024
	$	$
0 – 30	83,975	—
31 – 60	42,775	16,013
61 – 90	—	—
91 and over	297,936	3,424
	424,686	19,437